Matthews China Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.8%

	Shares	Value
CONSUMER DISCRETIONARY: 28.5%
Internet & Direct Marketing Retail: 20.9%
Alibaba Group Holding, Ltd. ADR[b]	600,500	$116,785,240
JD.com, Inc. ADR[b]	998,779	40,450,550
Meituan Dianping Class Bb,c	1,517,100	18,085,723

		175,321,513

Diversified Consumer Services: 2.4%
New Oriental Education & Technology Group, Inc. ADR[b]	184,900	20,013,576

Household Durables: 2.3%
Midea Group Co., Ltd. A Shares	2,795,652	18,915,390

Specialty Retail: 1.6%
Zhongsheng Group Holdings, Ltd.	3,762,000	13,054,812

Hotels, Restaurants & Leisure: 1.3%
Galaxy Entertainment Group, Ltd.	2,108,000	11,102,458

Total Consumer Discretionary		238,407,749

FINANCIALS: 22.1%
Banks: 9.4%
China Construction Bank Corp. H Shares	48,569,660	39,479,705
China Merchants Bank Co., Ltd. A Shares	8,595,512	38,785,408

		78,265,113

Insurance: 7.6%
AIA Group, Ltd.	3,354,800	30,041,029
Ping An Insurance Group Co. of China, Ltd. A Shares	2,400,501	23,227,985
New China Life Insurance Co., Ltd. H Shares	3,439,000	10,589,279

		63,858,293

Capital Markets: 5.1%
China International Capital Corp., Ltd. H Shares[c,d]	13,052,000	20,889,572
CITIC Securities Co., Ltd. H Shares	7,639,000	13,852,137
Hong Kong Exchanges & Clearing, Ltd.	274,600	8,226,827

		42,968,536

Total Financials		185,091,942

COMMUNICATION SERVICES: 14.1%
Interactive Media & Services: 13.7%
Tencent Holdings, Ltd.	2,202,400	108,859,376
Momo, Inc. ADR	257,300	5,580,837

		114,440,213

Media: 0.4%
Focus Media Information Technology Co., Ltd. A Shares	5,754,207	3,546,335

Total Communication Services		117,986,548

HEALTH CARE: 7.6%
Life Sciences Tools & Services: 2.3%
Wuxi Biologics Cayman, Inc.[b,c,d]	973,500	12,155,016
Hangzhou Tigermed Consulting Co., Ltd. A Shares	831,236	7,441,947

		19,596,963

	Shares	Value
Health Care Equipment & Supplies: 2.2%
Lepu Medical Technology Beijing Co., Ltd. A Shares	3,646,195	$18,383,259

Pharmaceuticals: 2.1%
Sino Biopharmaceutical, Ltd.	13,258,000	17,302,692

Health Care Providers & Services: 1.0%
Sinopharm Group Co., Ltd. H Shares	3,881,600	8,600,437

Total Health Care		63,883,351

REAL ESTATE: 7.3%
Real Estate Management & Development: 7.3%
Times China Holdings, Ltd.	10,717,000	17,660,093
China Resources Land, Ltd.	4,186,000	17,085,132
CIFI Holdings Group Co., Ltd.	21,900,000	15,525,796
China Overseas Property Holdings, Ltd.	11,275,000	10,507,027

Total Real Estate		60,778,048

INFORMATION TECHNOLOGY: 5.5%
Electronic Equipment, Instruments & Components: 2.1%
NAURA Technology Group Co., Ltd. A Shares	692,916	11,234,058
Luxshare Precision Industry Co., Ltd. A Shares	697,611	3,698,623
AVIC Jonhon Optronic Technology Co., Ltd. A Shares	500,284	2,398,970

		17,331,651

IT Services: 1.9%
Chinasoft International, Ltd.	31,650,000	16,329,465

Software: 1.5%
Kingdee International Software Group Co., Ltd.	6,447,000	8,480,018
Weimob, Inc.[b,c,d]	6,544,000	4,075,566

		12,555,584

Total Information Technology		46,216,700

CONSUMER STAPLES: 5.0%
Beverages: 5.0%
Wuliangye Yibin Co., Ltd. A Shares	1,563,635	25,148,698
Kweichow Moutai Co., Ltd. A Shares	108,123	16,800,520

Total Consumer Staples		41,949,218

MATERIALS: 2.3%
Chemicals: 1.3%
Wanhua Chemical Group Co., Ltd. A Shares	1,885,619	10,862,066

Construction Materials: 1.0%
Anhui Conch Cement Co., Ltd. A Shares	1,099,244	8,416,847

Total Materials		19,278,913

INDUSTRIALS: 1.4%
Machinery: 0.8%
Estun Automation Co., Ltd. A Shares	5,342,825	6,897,292

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Matthews China Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Transportation Infrastructure: 0.6%
Beijing Capital International Airport Co., Ltd. H Shares	7,624,000	$4,838,627

Total Industrials		11,735,919

TOTAL INVESTMENTS: 93.8%		785,328,388
(Cost $770,518,924)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 6.2%		52,321,591

NET ASSETS: 100.0%		$837,649,979

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $37,120,154, which is 4.43% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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